INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2024	2023
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(179)	(148)
Amortization charges	(31)	(31)
Balance at end of year	(210)	(179)
	5,547	5,578
Commercialization assets:
Cost:
Balance at beginning of year	11,788	89,373
Disposal during the year	(11,788)	(77,585)
Balance at end of year	—	11,788
Accumulated impairments and amortization:
Balance at beginning of year	(11,788)	(29,356)
Amortization and impairment charges	—	(514)
Disposal during the year	11,788	18,082
Balance at end of year	—	(11,788)
	5,547	5,578